Note 5 - Segment Information (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Statement Line Items [Line Items]
Number of operating segment	1
Total revenue	€ 42	€ 229	€ 16
Integration of solar technology [member] | Europe 1 [member]
Statement Line Items [Line Items]
Total revenue	42	229
Integration of solar technology [member] | United Kingdom 1 [member]
Statement Line Items [Line Items]
Total revenue	20
Integration of solar technology [member] | Germany 1 [member]
Statement Line Items [Line Items]
Total revenue	12	35
Integration of solar technology [member] | Belgium 1 [member]
Statement Line Items [Line Items]
Total revenue	€ 10
Integration of solar technology [member] | Switzerland [member]
Statement Line Items [Line Items]
Total revenue		22
Integration of solar technology [member] | Sweden [member]
Statement Line Items [Line Items]
Total revenue		51
Integration of solar technology [member] | France [member]
Statement Line Items [Line Items]
Total revenue		€ 65